Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income	$ 4,467	$ 4,254	$ 4,114
Net (income) loss attributable to noncontrolling interests	(26)	12	(24)
Net income applicable to shareholders of The Bank of New York Mellon Corporation	4,441	4,266	4,090
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	(25)	(11)	(24)
Pension plan contributions	(45)	(55)	(114)
Depreciation and amortization	1,315	1,339	1,474
Deferred tax (benefit) expense	(69)	(525)	133
Net securities losses (gains)	18	48	(3)
Change in trading assets and liabilities	(5,167)	(574)	(694)
Change in accruals and other, net	(372)	1,508	(195)
Net cash provided by operating activities	96	5,996	4,667
Investing activities
Change in interest-bearing deposits with banks	(970)	(2,011)	2,199
Change in interest-bearing deposits with the Federal Reserve and other central banks	(26,763)	21,954	(29,613)
Purchases of securities held-to-maturity	(8,822)	(5,055)	(8,329)
Paydowns of securities held-to-maturity	5,149	4,346	4,448
Maturities of securities held-to-maturity	3,192	6,317	3,992
Purchases of securities available-for-sale	(46,435)	(32,404)	(26,151)
Sales of securities available-for-sale	11,444	8,247	6,001
Paydowns of securities available-for-sale	7,516	7,716	9,129
Maturities of securities available-for-sale	26,504	9,063	6,319
Net change in loans	1,486	4,620	2,794
Sales of loans and other real estate	147	263	392
Change in federal funds sold and securities purchased under resale agreements	16,615	(18,662)	(2,334)
Net change in seed capital investments	74	59	(124)
Purchases of premises and equipment/capitalized software	(1,210)	(1,108)	(1,197)
Proceeds from the sale of premises and equipment	0	23	0
Proceeds from the sale of an equity method investment	849	0	0
Dispositions, net of cash	0	84	0
Other, net	676	(153)	(231)
Net cash (used for) provided by investing activities	(10,548)	3,299	(32,705)
Financing activities
Change in deposits	20,663	(2,874)	17,069
Change in federal funds purchased and securities sold under repurchase agreements	(2,822)	(920)	5,174
Change in payables to customers and broker-dealers	(981)	(433)	(813)
Change in other borrowed funds	(2,651)	164	1,852
Change in commercial paper	2,020	(1,136)	3,075
Net proceeds from the issuance of long-term debt	2,993	5,143	4,738
Repayments of long-term debt	(5,250)	(3,650)	(1,046)
Proceeds from the exercise of stock options	65	80	431
Issuance of common stock	21	40	34
Treasury stock acquired	(3,327)	(3,269)	(2,686)
Common cash dividends paid	(1,120)	(1,052)	(901)
Preferred cash dividends paid	(169)	(169)	(175)
Other, net	17	(22)	26
Net cash provided by (used for) financing activities	9,459	(8,098)	26,778
Effect of exchange rate changes on cash	2	(72)	189
Change in cash and due from banks and restricted cash
Change in cash and due from banks and restricted cash	(991)	1,125	(1,071)
Cash and due from banks and restricted cash at beginning of year	8,258	7,133	8,204
Cash and due from banks and restricted cash at end of year	7,267	8,258	7,133
Cash and due from banks and restricted cash at end of year	7,267	7,133	7,133
Supplemental disclosures
Interest paid	4,400	2,711	1,033
Income taxes paid	989	983	498
Income taxes refunded	$ 669	$ 175	$ 20